Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities
Liabilities at fair value			$ 44,045
Common stock warrant liability [Member]
Liabilities
Liabilities at fair value			301
Preferred stock warrant liability [Member]
Liabilities
Liabilities at fair value			1,884
Convertible notes payable [Member]
Liabilities
Liabilities at fair value			41,860
Money market funds [Member]
Assets
Assets at fair value	5,069	16,268	7,668
Level 1 [Member]
Liabilities
Liabilities at fair value
Level 1 [Member] | Common stock warrant liability [Member]
Liabilities
Liabilities at fair value
Level 1 [Member] | Preferred stock warrant liability [Member]
Liabilities
Liabilities at fair value
Level 1 [Member] | Convertible notes payable [Member]
Liabilities
Liabilities at fair value
Level 1 [Member] | Money market funds [Member]
Assets
Assets at fair value	5,069	16,268	7,668
Level 2 [Member]
Liabilities
Liabilities at fair value
Level 2 [Member] | Common stock warrant liability [Member]
Liabilities
Liabilities at fair value
Level 2 [Member] | Preferred stock warrant liability [Member]
Liabilities
Liabilities at fair value
Level 2 [Member] | Convertible notes payable [Member]
Liabilities
Liabilities at fair value
Level 2 [Member] | Money market funds [Member]
Assets
Assets at fair value
Level 3 [Member]
Liabilities
Liabilities at fair value			44,045
Level 3 [Member] | Common stock warrant liability [Member]
Liabilities
Liabilities at fair value			301
Level 3 [Member] | Preferred stock warrant liability [Member]
Liabilities
Liabilities at fair value			1,884
Level 3 [Member] | Convertible notes payable [Member]
Liabilities
Liabilities at fair value			41,860
Level 3 [Member] | Money market funds [Member]
Assets
Assets at fair value